Recast Financial Information (Notes)	12 Months Ended
Dec. 31, 2014
Recast Financial Information [Abstract]
Reclassifications [Text Block]
Note 20: Recast Financial Information
Certain financial information and footnotes included herein have been recast from the financial information and footnotes included in the Company's Form 10-K dated February 5, 2015, for the year ended December 31, 2014, due to the following items:

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To align with a change in how our chief operating decision maker evaluates business performance, we added ecoATM, our electronic device recycling business, as a separate reportable segment. Previously, the results of ecoATM along with those of other self-service concepts were included in our New Ventures segment. The combined results of the other self-service concepts, which include our product sampling kiosk concept SAMPLEit, are included in the All Other reporting category as they do not meet quantitative thresholds to be reported as a separate segment. See Note 14: Business Segments and Enterprise-Wide Information for additional information; and

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We discontinued our Redbox Canada operations as the business was not meeting our performance expectations. We have reclassified the results of Redbox Canada to discontinued operations for all periods presented in our Consolidated Statements of Comprehensive Income. See Note 12: Discontinued Operations for additional information.

The following footnotes have been recast to conform to the above items: